S000004350 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	287 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.08%	14.56%	13.08%
NYSE Biotechnology Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(2.11%)	2.50%	3.27%
iShares Biotechnology ETF
Prospectus [Line Items]
Average Annual Return, Percent		(2.40%)	2.13%	2.93%
Performance Inception Date					Feb. 05, 2001
iShares Biotechnology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.47%)	2.06%	2.88%
iShares Biotechnology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.37%)	1.64%	2.30%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through June 20, 2021 reflect the performance of the Nasdaq Biotechnology Index (total return). Index returns beginning on June 21, 2021 reflect the performance of the ICE Biotechnology Index, which, effective as of June 21, 2021, replaced the Nasdaq Biotechnology Index (total return) as the Underlying Index of the Fund. Effective November 3, 2023, the ICE Biotechnology Index was renamed the NYSE Biotechnology Index.